Note 12 - Stock-based Compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

5. STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, during the fiscal year ended September 30, 2021, a maximum number of 31,114,256 shares of the Company’s authorized and available Common Stock could be issued in the form of options to purchase common stock (“options”), stock appreciation rights, sales or bonuses of restricted Common Stock (“Restricted Stock”), restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. The 2013 Plan provides that on the first business day of each fiscal year commencing with fiscal year 2014, the number of shares of the Company’s Common Stock reserved for issuance under the 2013 Plan for all awards except for incentive stock option awards will be subject to increase by an amount equal to the lesser of (A) 3,000,000 shares, (B) four percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each option shall be the fair value as determined in good faith by the Board at the time each option is granted. On October 1, 2021, the aggregate number of authorized shares under the 2013Plan was further increased by 3,000,000 shares to a total of 34,114,256 shares.

The exercise price of each option is equal to the closing price of a share of the Company’s Common Stock on the date of grant.

Share-Based Awards

During the nine months ended June 30, 2022, the Company awarded 475,000 options to employees and directors and 200,000 options to consultants to purchase shares of Common Stock under the 2013 Plan.

Share-based compensation expense for awards granted during the nine months ended June 30, 2022 was based on the grant date fair value estimated using the Black-Scholes Model.

Common Stock Options

Stock compensation activity under the 2013 Plan for the nine months ended June 30, 2022 follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2021	24,899,014	$0.29	1.83	$140,151
Awarded	675,000	0.06	—	—
Forfeited/Cancelled	(3,083,818)	0.33	—	—
Outstanding at June 30, 2022	22,490,196	0.28	1.47	—
Vested at June 30, 2022	19,135,976	0.31	1.70	—
Vested and expected to vest at June 30, 2022	22,490,196	0.28	1.47	—

As of June 30, 2022, 5,508,158 shares are available for future grants under the 2013 Plan.

Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the three months ended June 30, 2022 and 2021 resulting from options awarded to the Company’s employees, directors and consultants was approximately $81,000 and $94,000, respectively. Of this amount, during the three months ended June 30, 2022 and 2021, $29,000 and $35,000, respectively, were recorded as research and development expense, and $52,000 and $59,000, respectively were recorded as general and administrative expense in the Company’s Consolidated Statements of Operations.

Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the nine months ended June 30, 2022 and 2021 resulting from options awarded to the Company’s employees, directors and consultants was approximately $367,000 and $269,000, respectively. Of this amount during the nine months ended June 30, 2022 and 2021, $123,000 and $89,000, respectively, were recorded as research and development expense, and $245,000 and $180,000, respectively, were recorded as general and administrative expense in the Company’s Consolidated Statements of Operations. During the nine months ended June 30, 2022 and 2021, no options awarded were exercised.

As of June 30, 2022, there is approximately $230,633 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 1.79 years.

Restricted Stock

Restricted Stock activity under the 2013 Plan for the nine months ended June 30, 2022 and 2021, in shares, follows:

	Nine Months Ended
	June 30, 2022	June 30, 2021

Non Vested at September 30, 2021 and 2020	450,000	—
Awarded	—	550,000
Vested	(275,000)	(550,000)
Forfeited	—	—
Non Vested at June 30, 2022 and 2021	175,000	—

The weighted average Restricted Stock award date fair value information for the nine months ended June 30, 2022 and 2021 follows:

	Nine Months Ended
	June 30, 2022	June 30, 2021
Non Vested at September 30, 2021 and 2020	$0.10	$—
Awarded	—	0.19
Vested	(0.10)	(0.19)
Forfeited	—	—
Non Vested at June 30, 2022 and 2021	$0.10	$—

For the three months ended June 30, 2022 and 2021, compensation expense recorded for the Restricted Stock awards was approximately $10,000 and $0, respectively. For the nine months ended June 30, 2022 and 2021, compensation expense recorded for the Restricted Stock awards was approximately $30,000 and $104,000, respectively.

12. STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, during the fiscal year ended September 30, 2021, a maximum number of 31,114,256 shares of the Company’s authorized and available common stock could be issued in the form of options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. The 2013 Plan provides that on the first business day of each fiscal year commencing with fiscal year 2014, the number of shares of our common stock reserved for issuance under the 2013 Plan for all awards except for incentive stock option awards will be subject to increase by an amount equal to the lesser of (A) 3,000,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each option shall be the fair value as determined in good faith by the Board at the time each option is granted. On October 1, 2020, the aggregate number of authorized shares under the Plan was further increased by 3,000,000 shares to a total of 34,114,256 shares.

As of September 30, 2021, a total of 24,479,212 options had been issued to employees and directors and 9,792,500 options had been issued to consultants. The exercise price of each option is equal to the closing price of a share of our common stock on the date of grant.

Share-based awards

During the year ended September 30, 2021, the Company granted 5,300,000 options to employees and directors and 2,075,000 options to consultants to purchase shares of common stock under the 2013 Plan.

Share-based compensation expense for awards granted during the year ended September 30, 2021 was based on the grant date fair value estimated using the Black-Scholes Option Pricing Model. The following assumptions were used to calculate the fair value of share-based compensation for the year ended September 30, 2021; expected volatility, 79.44% - 119.44%, risk-free interest rate, 0.13% - 2.85% expected dividend yield, 0%, expected term, 5.6 years.

Common Stock Options

Stock compensation activity under the 2013 Plan for the year ended September 30, 2021 follows:

		Weighted	Average	Weighted
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2020	18,248,346	$0.36	2.59	$79,330
Awarded	7,375,000	$0.12	-	-
Forfeited/Cancelled	(724,332)	$0.44	-	-
Outstanding at September 30, 2021	24,899,014	$0.29	1.83	$140,151
Vested at September 30, 2021	18,814,908	$0.35	2.17	$17,122
Vested and expected to vest at September 30, 2021	24,899,014	$0.29	1.83	$140,151

As of September 30, 2021, 99,340 shares are available for future grants under the 2013 Plan. Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the year ended September 30, 2021 and 2020 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $391,000 and $678,000, respectively. Of this amount during the years ended September 30, 2021 and 2020, $124,000 and $288,000, respectively, were recorded as research and development expenses, and $267,000 and $390,000, respectively were recorded as general and administrative expenses in the Company’s Consolidated Statements of Operations.

During the years ended September 30, 2021 and 2020, no stock options awarded under the 2013 Stock Incentive Plan were exercised for cash. During the years ended September 30, 2021 and 2020, no stock options awarded under the 2013 Stock Incentive Plan were exercised on a cashless basis.

As of September 30, 2021, there is approximately $153,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 2.47 years.

Restricted Stock

On October 14, 2020, the Company awarded 50,000 shares of Restricted Stock to a consultant. The shares subject to this grant were awarded under the 2013 Plan and vested 90 days from the date of the award. On January 27, 2021, the Company awarded 500,000 shares of Restricted Stock to a consultant. The shares subject to this grant were awarded under the 2013 Plan and vested immediately. On July 30, 2021, the Company awarded 150,000 shares of Restricted Stock to an employee. The shares subject to this grant were awarded under the 2013 Plan and 50,000 shares vest on each of the following dates: January 12, 2022, July 12, 2022 and January 12, 2023. On September 27, 2021, the Company awarded 300,000 shares of Restricted Stock to a consultant. The shares subject to this grant were awarded under the 2013 Plan and 1/12 of the shares will vest on each of the next twelve month anniversaries.

On July 19, 2018, the Company awarded 745,000 shares of Restricted Stock to members of the Board of Directors and management and 220,000 shares of Restricted Stock to Dr. Avtar Dhillon in his capacity as a consultant. The shares subject to this grant are awarded under the 2013 Plan and shall fully vest on the second anniversary of the date of grant. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants will immediately vest. As of September 30, 2021, all restricted shares have vested.

Restricted stock activity in shares under the 2013 Plan for the years ended September 30, 2021 and 2020 follows:

	2021	2020
Non Vested at September 30, 2020 and 2019	-	965,000
Awarded	1,000,000	-
Vested	(550,000)	(965,000)
Forfeited	-	-
Non Vested at September 30, 2021 and 2020	450,000	-

The weighted average restricted stock award date fair value information for the years ended September 30, 2021 and 2019 follows:

	2021	2020
Non Vested at September 30, 2020 and 2019	$-	$0.43
Awarded	0.13	-
Vested	(0.16)	(0.43)
Forfeited	-	-
Non Vested at September 30, 2021 and 2020	$0.10	$-

For the years ended September 30, 2021 and 2020 compensation expense recorded for the restricted stock awards was approximately $105,000 and $220,000, respectively. As of September 30, 2021, there is approximately $43,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan.